Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2012	$35,755	$33,638	$1,059	$390	$70,842
Goodwill acquired	13	5	-	-	18
Other	35	327	(1,059)	(390)	(1,087)
Balance as of December 31, 2012	35,803	33,970	-	-	69,773
Goodwill acquired	305	-	-	-	305
Held for sale	-	(799)	-	-	(799)
Other	(2)	(4)	-	-	(6)
Balance as of December 31, 2013	$36,106	$33,167	$-	$-	$69,273

Schedule Of Amortized Intangible Assets
	December 31, 2013		December 31, 2012
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$982	$771	$6,760	$6,335
BellSouth Corporation	5,825	5,317	5,825	4,994
AT&T Corp.	2,482	2,438	2,490	2,356
Other	-	-	351	350
Subtotal	9,289	8,526	15,426	14,035
Other	284	169	304	174
Total	$9,573	$8,695	$15,730	$14,209

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$56,433	$52,352
Trade names	4,901	4,902
Total	$61,334	$57,254